 OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

 Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

    X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:          0001790290

Visio 2019-2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ron McMahan, Chief Executive Officer, (562) 735-6555

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by (i) the Form ABS-15G filed by RCO 2016-SFR1 Depositor LLC on November 16, 2016 (Accession Number: 0000891092-16-018916) and (ii) the Form ABS-15G/A filed by RCO 2016-SFR1 Depositor LLC on November 18, 2016 (Accession Number: 0000891092-16-018982) (items (i) and (ii) collectively, the “Prior Filing”). The Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the RCO 2016-SFR1 securitization transaction (the “Prior Transaction”). Certain of the mortgage loans that were included in the Prior Transaction will be included in the Visio 2019-2 securitization transaction and the information provided in the Prior Filing solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G. Exhibit 99.2 identifies the mortgage loans that were included in the Prior Transaction and that will be included in the Visio 2019-2 securitization transaction.

Exhibits

99.1       Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2       AMC Diligence, LLC (“AMC”) Executive Summary

99.3       AMC Rating Agency Grades

99.4       AMC Valuation Report

99.5       AMC Exception Grades Report

99.6       AMC Data Compare

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISIO 2019-2 DEPOSITOR LLC

Date: October 10, 2019	By: /s/ Ron McMahan
Name: Ron McMahan
Title: Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1       Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2       AMC Executive Summary

99.3       AMC Rating Agency Grades

99.4       AMC Valuation Report

99.5       AMC Exception Grades Report

99.6       AMC Data Compare